Note 2 - Summary of Significant Accounting Policies (Details) - Movement of the Group’s Allowance for Doubtful Accounts (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Movement of the Group’s Allowance for Doubtful Accounts [Abstract]
Balance at the beginning of the year	12,655	9,903	9,348
Provision for doubtful accounts	3,932	5,303	4,523
Write-offs		(2,551)	(3,968)
Balance at the ending of the year	16,587	12,655	9,903